Fees Summary	Sep. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,170,000
Previously Paid Amount	0.00
Total Fee Amount	763.09
Total Offset Amount	0.00
Net Fee	763.09
Narrative - Max Aggregate Offering Price	$ 5,170,000
Final Prospectus	true